Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

The following summarizes the stock option activity for the nine months ended September 30, 2020:

	Options Outstanding	Weighted-Average Exercise Price
Balance as of December 31, 2019	377,227	$1.86
Grants	11,032,732	0.03
Exercised	(6)	3,750.00
Cancelled	(81,962)	1.53
Balance as of September 30, 2020	11,327,991	$0.08

The following summarizes the stock option activity for the years ended December 31, 2019 and 2018:

	Options Outstanding	Weighted-Average Exercise Price
Balance as of December 31, 2017	-	-
Grants of stock options	307,021	3.71
Awards Canceled	(140,636)	3.09
Balance as of December 31, 2018	166,385	$3.45
Grants of stock options	295,810	1.09
Cancelled stock options	(84,968)	3.82
Balance as of December 31, 2019	377,227	$1.86

Schedule of Weighted Average Assumptions for Stock Options Granted

The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the nine months ended September 30, 2020:

Expected term (years)	0.3
Expected stock price volatility	32.49%
Weighted-average risk-free interest rate	0.03%
Expected dividend	$0.00

The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the year ended December 31, 2019:

Expected term (years)	2.8
Expected stock price volatility	153.58%
Weighted-average risk-free interest rate	1.13%
Expected dividend	$0.00

Schedule of Stock Options Vested and Expected to Vest

The following summarizes certain information about stock options vested and expected to vest as of September 30, 2020:

		Weighted-Average
	Number of	Remaining Contractual Life	Weighted- Average
	Options	(In Years)	Exercise Price
Outstanding	11,327,991	9.69	$0.08
Exercisable	851,439	8.80	0.70
Expected to vest	10,476,552	9.76	$0.03

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2019:

	Number of	Weighted-Average Remaining Contractual Life	Weighted- Average Exercise
	Options	(In Years)	Price
Outstanding	377,277	6.64	$1.86
Exercisable	112,100	5.81	3.95
Expected to vest	265,127	6.99	$0.98

Schedule of Restricted Stock Activity

The following summarizes the restricted stock activity for the nine months ended September 30, 2020:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2019	524,337	0.97
Shares of restricted stock granted	18,430,000	0.0001
Exercised	-	-
Cancelled	(72,145)	0.60
Balance as of September 30, 2020	18,882,192	0.02

The following summarizes the restricted stock activity for the years ended December 31, 2019 and 2018:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2017	-	-
Shares of restricted stock granted	235,576	3.13
Exercised	-	-
Cancelled	(109,144)	2.47
Balance as of December 31, 2018	126,432	$3.70
Shares of restricted stock granted	900,203	0.78
Exercised	(261,135)	1.67
Cancelled	(241,163)	0.95
Balance as of December 31, 2019	524,337	0.79

Schedule of Restricted Stock Award
	June 30,	December 31,
Number of Restricted Stock Awards	2020	2019
Vested	12,582,192	57,243
Non-vested	6,300,000	467,094

	December 31,
Number of Restricted Stock Awards	2019	2018
Vested	57,243	-
Non-vested	467,094	126,432